FORTIS

December 29, 1995

Securities and Exchange Commission
450 Fifth Street NW
Washington DC  20549

RE:  FORTIS ADVANTAGE PORTFOLIOS, INC.
     File No. 33-17759
     CIK No. 0000823344
     -- Asset Allocation Portfolio
     -- Capital Appreciation Portfolio

Pursuant to Rule 497(j) under the Securities Act of
1933, the above-referenced investment company (the
"Company") certifies that:

1) the form of Prospectus and Statement Of Additional
Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Company (Post-Effective
Amendment No. 16 filed earlier today, December 29,
1995; and

2) the text of the most recent amendment to the registration statement has been filed electronically.

Please contact me at 612-738-5602 if you have any questions.

Sincerely,

  /s/ Scott R. Plummer
Scott R. Plummer
Corporate Counsel

Attachment

                                         Fortis Financial Group
                                                P. O. Box 64284
                                        St. Paul, MN 55164-0284
                                                 (612) 738-4000
                                                 (800) 800-2638
Fortis Advisers, (fund management since 1949)
Fortis Investors, Inc. (principal underwirter; member
     SIPC)
Fortis Benefits Insurance Company &
  Time Insurance Company
  (issuers of FFG's insurance products)